SHARE BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2019
SHARE BASED PAYMENTS
Summary of restricted share units

		Weighted Average Fair
	Number	Value at Measurement
	of RSUs	Date A$
Outstanding as at 31 December 2018	9,133,930	0.47
Issued or Issuable	3,837,480	0.32
Converted to ordinary shares	(104,995)	0.91
Forfeited	(1,009,592)	1.77
Outstanding at 30 June 2019	11,856,823	0.33

Schedule of deferred cash awards

Amount
of Deferred
Cash Awards (US$)
Outstanding as at 31 December 2018	523,163
Granted	—
Vested and paid in cash	—
Forfeited	(8,667)
Outstanding as at 30 June 2019	514,496